Net Defined Benefit Liability (Asset) - Summary Of Key Actuarial Assumptions Used In Net Defined Benefit Liability Measurement (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of actuarial assumptions [Line Items]
Mortality rate	Issued by KoreaInsurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification
Weighted average maturity of defined benefit liability	The weighted average maturity of defined benefit liability is a minimum of 3.87 to a maximum 10.67 years.	The weighted average maturity of defined benefit liability is a minimum of 3.87 to a maximum 10.67 years.	The weighted average maturity of defined benefit liability is a minimum of 3.87 to a maximum 10.67 years.
Bottom of range
Disclosure of actuarial assumptions [Line Items]
Discount rate	3.68%	4.25%	5.25%
Future wage growth rate	2.40%	2.24%	2.10%
Top of range
Disclosure of actuarial assumptions [Line Items]
Discount rate	4.62%	5.15%	5.99%
Future wage growth rate	6.01%	5.79%	5.84%